Long-term bank loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total	$ 1,134,834,710	$ 1,249,943,747
Less: current portion of long-term bank loans	(448,770,014)	(529,904,807)
Total long-term bank loans	686,064,696	720,038,940
Restricted cash	270,714,930	338,633,911
Real estate properties held for lease	515,868,908	302,764,217	$ 277,933,313
Real estate properties under development	3,254,387,749	4,068,716,308	1,996,000,653
Real estate properties development completed	458,204,518	632,359,691	$ 840,393,193
Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights	798,910,332	1,046,360,853
Real estate properties held for lease	$ 206,516,986	$ 175,429,630
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Loans payable, weighted average interest rate	6.94%	7.16%
Long Term Bank Loan [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights	$ 382,772,544	$ 462,352,750
Restricted cash	116,152,060	0
Real estate properties held for lease	144,272,409	123,781,349
Real estate properties under development	78,726,065	30,727,630
Real estate properties development completed	$ 457,032	0
Minimum [Member] | Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	100.00%
Maximum [Member] | Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	206.00%
Loan from ICBC [Member]
Debt Instrument [Line Items]
Total	$ 178,891,086	286,746,707
Loan from ICBC [Member] | Loan from ICBC, Due December 26, 2021, at 6.175 per annum [Member]
Debt Instrument [Line Items]
Total	$ 66,890,284	116,560,788
Maturity date	Dec. 26, 2021
Stated rate	6.175%
Loan from ICBC [Member] | Loan from ICBC, Due December 22, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total	$ 33,448,009	58,284,765
Maturity date	Dec. 22, 2021
Stated rate	6.175%
Loan from ICBC [Member] | Loan from ICBC, Due December 30, 2021, at 6.60% per annum [Member]
Debt Instrument [Line Items]
Total	$ 30,770,333	53,619,303
Maturity date	Dec. 30, 2021
Stated rate	6.60%
Loan from ICBC [Member] | Loan from ICBC, Due December 22, 2021, at 9.80% per annum [Member]
Debt Instrument [Line Items]
Total	$ 33,448,009	58,281,851
Maturity date	Dec. 22, 2021
Stated rate	9.80%
Loan from ICBC [Member] | Loan from ICBC, Due July 23, 2022, at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	$ 14,334,451	0
Maturity date	Jul. 23, 2022
Stated rate	4.75%
Loan from China Guangfa Bank [Member]
Debt Instrument [Line Items]
Total	$ 18,048,508	10,490,733
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due July 17, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total	$ 18,048,508	0
Maturity date	Jul. 17, 2021
Stated rate	6.175%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due October 20, 2019, at 6.4125% per annum [Member]
Debt Instrument [Line Items]
Total		10,490,733
Maturity date	Oct. 20, 2019
Stated rate	6.4125%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Total	$ 57,624,495	97,622,100
Loan from Bank of China [Member] | Loan from Bank of China, Due March 30, 2020, at 6.65% per annum [Member]
Debt Instrument [Line Items]
Total	$ 7,167,226	33,512,064
Maturity date	Mar. 30, 2020
Stated rate	6.65%
Loan from Bank of China [Member] | Loan from Bank of China, Due October 31, 2021 at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	$ 50,457,269	64,110,036
Maturity date	Oct. 31, 2021
Stated rate	4.75%
Loan from Bank of Beijing [Member] | Loan from Bank of Beijing, Due February 14, 2020 at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	$ 32,372,065	42,810,934
Maturity date	Feb. 14, 2020
Stated rate	4.75%
Loan from The Bank of East Asia [Member]
Debt Instrument [Line Items]
Total	$ 103,618,000	113,489,907
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 27, 2019, at 1.10% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total		24,294,636
Maturity date	Sep. 27, 2019
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2019, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		9,675,654
Maturity date	Jun. 01, 2019
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 19, 2019, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		2,220,000
Maturity date	Sep. 19, 2019
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due January 09, 2020, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 3,178,000	3,178,000
Maturity date	Jan. 09, 2020
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 02, 2019, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		34,421,617
Maturity date	Jun. 02, 2019
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 15, 2019, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		20,000,000
Maturity date	Aug. 15, 2019
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 30, 2019, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		9,700,000
Maturity date	Aug. 30, 2019
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 5, 2019, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		10,000,000
Maturity date	Jun. 05, 2019
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due June 4, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 22,500,000	0
Maturity date	Jun. 04, 2021
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due June 6, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 30,000,000	0
Maturity date	Jun. 06, 2021
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 20, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 19,170,000	0
Maturity date	Aug. 20, 2021
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 27, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 9,100,000	0
Maturity date	Sep. 27, 2021
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due October 20, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 2,100,000	0
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due October 27, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	$ 17,570,000	0
Maturity date	Oct. 27, 2021
Debt Instrument, Basis Spread on Variable Rate	1.10%
Loan from Ping An Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 129,569,106	130,988,460
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd Due May 31, 2021, at 6.8875% Per annum [Member]
Debt Instrument [Line Items]
Total	$ 80,272,928	116,417,997
Maturity date	May 31, 2021
Stated rate	6.8875%
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd Due May 27, 2021, at 7.3625% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 9,890,771	14,570,463
Maturity date	May 27, 2021
Stated rate	7.3625%
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd, Due March 27, 2022, at 6.9825% per annum [Member]
Debt Instrument [Line Items]
Total	$ 39,405,407	0
Maturity date	Mar. 27, 2022
Stated rate	6.9825%
Loan from China Construction Bank [Member]
Debt Instrument [Line Items]
Total	$ 73,105,703	110,734,060
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due July 02, 2021, at 6.65% Per Annum [Member]
Debt Instrument [Line Items]
Total		56,824,805
Maturity date	Jul. 02, 2021
Stated rate	6.65%
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due April 04, 2021, at 6.175% Per Annum [Member]
Debt Instrument [Line Items]
Total		36,424,700
Maturity date	Apr. 04, 2021
Stated rate	6.175%
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due August 1, 2021, at 4.35% per annum [Member]
Debt Instrument [Line Items]
Total	$ 44,723,488	0
Maturity date	Aug. 01, 2021
Stated rate	4.35%
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due August 1, 2021, at 4.75% per annum, One [Member]
Debt Instrument [Line Items]
Total	$ 11,180,872	0
Maturity date	Aug. 01, 2021
Stated rate	4.75%
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due August 1, 2021, at 4.75% per annum Two [Member]
Debt Instrument [Line Items]
Total	$ 17,201,343	17,484,555
Maturity date	Aug. 01, 2021
Stated rate	4.75%
Loan from Bank of Minsheng [Member]
Debt Instrument [Line Items]
Total	$ 345,890,312	354,193,379
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng, Due March 30, 2023, at 8.8825% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 286,402,339	291,394,685
Maturity date	Mar. 30, 2023
Stated rate	8.8825%
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng, Due June 14, 2031, at 8.50% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 59,487,973	62,798,694
Maturity date	Jun. 14, 2031
Stated rate	8.50%
Loan from Bank of Hengfeng [Member] | Loan from Bank of Hengfeng, Due September 20, 2021, at 8.0009% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 65,150,082	73,580,837
Maturity date	Sep. 20, 2021
Stated rate	8.0009%
Loan From Zheshang Bank Co., Ltd [Member] | Loan from Zheshang Bank Co., Ltd, Due September 21, 2021, at 7.60% per annum [Member]
Debt Instrument [Line Items]
Total	$ 17,344,686	29,286,630
Maturity date	Sep. 21, 2021
Stated rate	7.60%
Loan from Bank of Communications Co., Ltd [Member] | Loan from Bank of Communications Co., Ltd, Due March 18, 2022, at 7.600% per annum [Member]
Debt Instrument [Line Items]
Total	$ 37,104,728	0
Maturity date	Mar. 18, 2022
Stated rate	7.60%
Loan from Bank of Zhengzhou Co., Ltd [Member] | Loan from Bank of Zhengzhou Co., Ltd, Due September 26, 2021, at 7.000075% per annum [Member]
Debt Instrument [Line Items]
Total	$ 64,505,031	0
Maturity date	Sep. 26, 2021
Stated rate	7.00008%
Loan from Bank of Huaxia Co., Ltd [Member] | Loan from Bank of Huaxia Co., Ltd, Due December 27, 2021, at 5.08% per annum [Member]
Debt Instrument [Line Items]
Total	$ 11,610,908	$ 0
Maturity date	Dec. 27, 2021
Stated rate	5.08%